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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2009.
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Polygon Investment Partners LLP
                 -------------------------------
   Address:      4 Sloane Terrace
                 -------------------------------
                 London SW1X 9DQ
                 -------------------------------
                 United Kingdom
                 -------------------------------

Form 13F File Number: 28-10987
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager: Polygon Investment Partners LLP

Name:     Sean Cote
         -------------------------------
Title:    General Counsel
         -------------------------------
Phone:    011-44-20-790 1 8330
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Sean Cote               London, England     May 15, 2009
   -------------------------------    -----------------   ------------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3
                                        --------------------

Form 13F Information Table Entry Total:         29
                                        --------------------

Form 13F Information Table Value Total:  150,430 (x $1,000)
                                        --------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number      Name

    01        28-10988                  Polygon Investment Partners LP
    ------    -----------------         ---------------------------------------
    02        28-10989                  Polygon Investments Ltd.
    ------    -----------------         ---------------------------------------
    03        28-12127                  Polygon Investment Partners HK Limited
    ------    -----------------         ---------------------------------------

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FORM 13F INFORMATION TABLE

                                                       VALUE    SHARES    SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP     (X$1000) PRN AMT   PRN CALL DISCRETION MANAGERS SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
AFFYMETRIX INC               NOTE 3.500% 1/1 00826TAG3     2637   5000000 PRN      DEFINED    01:02:03   5000000      0     5000000
CHARTER COMMUNICATIONS INC D CL A            16117M107       41   2000000  SH      DEFINED    01:02:03   2000000      0     2000000
COMPUCREDIT CORP             NOTE 5.875%11/3 20478NAD2     1610   7500000 PRN      DEFINED    01:02:03   7500000      0     7500000
ENDEAVOR INTL CORP INC       NOTE 6.000% 1/1 29257MAB6     7528  12000000 PRN      DEFINED    01:02:03  12000000      0    12000000
ENDEAVOUR INTL CORP          COM             29259G101        9     10500  SH      DEFINED    01:02:03     10500      0       10500
ENDO PHARMACEUTICALS HLDGS I NOTE 1.750% 4/1 29264FAA4     6220   8000000 PRN      DEFINED    01:02:03   8000000      0     8000000
EVERGREEN SOLAR INC          NOTE 4.000% 7/1 30033RAC2     1270   4000000 PRN      DEFINED    01:02:03   4000000      0     4000000
FLOTEK INDS INC DEL          COM             343389102      475    303115  SH      DEFINED    01:02:03    303115      0      303115
FLOTEK INDS INC DEL          NOTE 5.250% 2/1 343389AA0     2301   9000000 PRN      DEFINED    01:02:03   9000000      0     9000000
FORD MTR CO DEL              NOTE 4.250%12/1 345370CF5    50143 142000000 PRN      DEFINED    01:02:03 142000000      0   142000000
GENCORP INC                  SDCV 2.250%11/1 368682AL4     3112   8500000 PRN      DEFINED    01:02:03   8500000      0     8500000
GENERAL MTRS CORP            DEB SR CV C 33  370442717     4704   1950440 PRN      DEFINED    01:02:03   1950440      0     1950440
GREAT ATLANTIC & PAC TEA INC NOTE 6.750%12/1 390064AK9     4154   8850000 PRN      DEFINED    01:02:03   8850000      0     8850000
GREATBATCH INC               SDCV 2.250% 6/1 39153LAB2     5980   8000000 PRN      DEFINED    01:02:03   8000000      0     8000000
HEADWATERS INC               NOTE 2.500% 2/0 42210PAD4     2571  10500000 PRN      DEFINED    01:02:03  10500000      0    10500000
HEADWATERS INC               NOTE 2.875% 6/0 42210PAB8     3763  12100000 PRN      DEFINED    01:02:03  12100000      0    12100000
HUTCHINSON TECHNOLOGY INC    NOTE 3.250% 1/1 448407AF3     5400  20000000 PRN      DEFINED    01:02:03  20000000      0    20000000
INTEL CORP                   COM             458140100     1653    110000  SH      DEFINED    01:02:03    110000      0      110000
ISTAR FINL INC               FRNT 10/0       45031UBF7     1855   7000000 PRN      DEFINED    01:02:03   7000000      0     7000000
MASCO CORP                   NOTE 7/2        574599BB1     3250  10000000 PRN      DEFINED    01:02:03  10000000      0    10000000
MAXTOR CORP                  NOTE 2.375% 8/1 577729AE6    22281  35000000 PRN      DEFINED    01:02:03  35000000      0    35000000
MICRON TECHNOLOGY INC        NOTE 1.875% 6/0 595112AH6     2325   5000000 PRN      DEFINED    01:02:03   5000000      0     5000000
NATIONAL RETAIL PROPERTIES I NOTE 5.125% 6/1 637417AC0     3157   4000000 PRN      DEFINED    01:02:03   4000000      0     4000000
RENTECH INC                  NOTE 4.000% 4/1 760112AA0     1825  10213000 PRN      DEFINED    01:02:03  10213000      0    10213000
SEACOR HOLDINGS INC          DBCV 2.875%12/1 811904AJ0     9614  10076000 PRN      DEFINED    01:02:03  10076000      0    10076000
SOLARFUN POWER HOLDINGS CO L SPONSORED ADR   83415U108      496    118471  SH      DEFINED    01:02:03    118471      0      118471
SUNPOWER CORP                COM CL A        867652109      352     14835  SH      DEFINED    01:02:03     14835      0       14835
SUNPOWER CORP                DBCV 1.250% 2/1 867652AA7     1368   2000000 PRN      DEFINED    01:02:03   2000000      0     2000000
TASEKO MINES LTD             COM             876511106      336    268983  SH      DEFINED    01:02:03    268983      0      268983